Bank Borrowings (Tables)	6 Months Ended
Oct. 31, 2023
Bank Borrowings [Abstract]
Schedule of Bank Borrowings	BANK BORROWINGS
	As of April 30,			As of October 31,
	2021	2022	2023	2023
	US$	US$	US$	US$
United States dollars - unsecured	—	—	15,000	15,000
Hong Kong dollars - secured	—	—	50,803	50,565
	—	—	65,803	65,565